INVESTMENTS - Changes in investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVESTMENTS
Balances at beginning of the period	R$ 101,657	R$ 98,902
Equity pickup	752	(5,847)	R$ 1,580
Provision for losses on investments		(700)
Other comprehensive income	1,842	9,302
Balances at end of the period	104,251	101,657	98,902
Other investments
INVESTMENTS
Balances at beginning of the period	355	1,680
Provision for losses on investments		(700)
Other comprehensive income	(17)	(625)
Balances at end of the period	338	355	1,680
Joint ventures
INVESTMENTS
Balances at beginning of the period	101,302	97,222
Equity pickup	752	(5,847)
Other comprehensive income	1,859	9,927
Balances at end of the period	R$ 103,913	R$ 101,302	R$ 97,222